Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7
Interest cost	18	22
Expected return on assets	(27)	(29)
Amortization of:
Actuarial loss	22	20
Net periodic benefit cost	20	20
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2
Interest cost	9	10
Expected return on assets	(2)	(2)
Amortization of:
Prior service credit	(1)	(1)
Actuarial loss	2	4
Net periodic benefit cost	10	13
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3
Interest cost	1	1
Amortization of:
Net periodic benefit cost	$ 4	$ 4